Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 14 – COMMITMENTS AND CONTINGENCIES

The Company is subject to a patent royalty agreement that requires 3% of net product sales received from commercialization of the 35 patents or other intellectual property acquired in the merger with NXDE to be paid to NXDE, LLC. NXDE, LLC is special purpose entity formed at the time of merger for the purpose of receiving the above-mentioned royalty payments, if any, and is not an affiliate of the Company or NXDE. No sales have been generated from any of the acquired patents or intellectual property.

The Company acquired a non-exclusive license to a portfolio of 86 patents, and is subject to a 6% royalty to Magnus IP GmbH of the net sales of all licensed products sold, licensed, leased, or otherwise disposed of pursuant to the license. No sales have been generated from the licensed intellectual property.

NOTE 14 – COMMITMENTS AND CONTINGENCIES

The Company is subject to a patent royalty agreement that requires 3% of Net Product Sales received from commercialization of the 35 patents or other intellectual property acquired in the Merger with NXDE to be paid to NXDE, LLC. No sales have been generated from any of the acquired patents or intellectual property.

The Company acquired a non-exclusive license to a portfolio of 86 patents and is subject to a 6% royalty to Magnus IP GmbH of the Net Sales of all licensed products sold, licensed, leased or otherwise disposed of pursuant to the license. No sales have been generated from the licensed intellectual property.